Share Plans Schedule of Share Based Compensation, Option Activity (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 27, 2013	Jun. 28, 2013	Sep. 27, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Shares, Outstanding Beginning Balance		16,848,662	16,848,662
Shares, Granted	17,510	4,517,380
Shares, Exercised	(584,637)	(5,084,076)
Shares, Expired/Forfeited	(237,580)	(706,077)
Shares, Outstanding Ending Balance	14,374,386		14,374,386
Shares, Vested and unvested expected to vest	13,382,873		13,382,873
Shares, Exercisable	4,989,394		4,989,394
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Weighted-Average Exercise Price, Outstanding Beginning Balance		$ 43.21	$ 43.21
Weighted-Average Exercise Price, Granted	$ 60.74	$ 57.73
Weighted-Average Exercise Price, Exercised	$ 38.69	$ 40.40
Weighted-Average Exercise Price, Expired/Forfeited	$ 45.62	$ 47.81
Weighted-Average Exercise Price, Outstanding Ending Balance	$ 43.98		$ 43.98
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term			7 years 2 months 15 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 244		$ 244
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 43.68		$ 43.68
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term			7 years 1 month 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	231		231
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 39.58		$ 39.58
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term			5 years 1 month 25 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	$ 107		$ 107
Pre-separation
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Shares, Outstanding Ending Balance		15,575,889
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Weighted-Average Exercise Price, Outstanding Ending Balance		$ 48.13
Post-separation
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Shares, Outstanding Ending Balance		15,179,093
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Weighted-Average Exercise Price, Outstanding Ending Balance		$ 43.78